Description of business and significant accounting policies	12 Months Ended
Dec. 31, 2011
Basis Of Presentation Fiscal Year End And New Accounting Pronouncements Disclosure [Abstract]
Organization Consolidation And Presentation Of Financial Statements Disclosure Text Block

1.       Description of business and significant accounting policies

SunOpta Inc. (the “Company” or “SunOpta”) was incorporated under the laws of Canada on November 13, 1973. The Company operates businesses focused on a healthy products portfolio that promotes the health and well-being of its communities combined with environmental responsibility. The Company has two industry groups divided into six operating segments, the largest being SunOpta Foods, accounting for approximately 91% of fiscal 2011 consolidated revenues. SunOpta Foods operates in the natural, organic and specialty foods and natural health product sectors and utilizes a number of vertically integrated business models to bring cost-effective and quality products to market. In addition to SunOpta Foods, the Company owns approximately 66.2% of Opta Minerals Inc. (“Opta Minerals”) as at December 31, 2011 (January 1, 2011 - 66.4%). Opta Minerals, representing approximately 9% of fiscal 2011 consolidated revenues, is a vertically integrated provider of customer process solutions and industrial minerals products for use primarily in the steel, foundry, loose abrasive cleaning, roof shingle, construction and marine/bridge cleaning industries. The Company's assets, operations and employees as at December 31, 2011 are primarily located in the United States ("U.S."), Canada, Europe, China and Ethiopia.

Basis of presentation

These consolidated financial statements have been prepared by the Company in U.S. dollars and in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). The consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries, including Opta Minerals. In addition, the accounts of all variable interest entities ("VIEs") for which the Company has been determined to be the primary beneficiary are included in these consolidated financial statements from the date such determination was made (see note 19). All significant intercompany accounts and transactions have been eliminated on consolidation.

The Company's investment in Opta Minerals is controlled and therefore is consolidated. The non-controlling interest on the consolidated balance sheets and consolidated statements of operations and comprehensive earnings (loss) includes the non-controlling shareholders' interest in Opta Minerals.

The Company's investment in Mascoma Corporation ("Mascoma") is being accounted for under the cost method of accounting, based on a 18.65% ownership position as at December 31, 2011 (January 1, 2011 - 19.61%), and the inability of the Company to exert significant influence over the operations of Mascoma.

As a result of the discontinued operations described in note 3, comparative amounts shown in the notes to the consolidated financial statements have been adjusted to exclude the carrying amounts of assets and liabilities classified as held for sale, and the revenues and expenses of the discontinued operations.

Fiscal year-end

Commencing for fiscal 2010, the fiscal year of the Company ends on the Saturday closest to December 31, based on a 52 week calendar, wherein every fiscal quarter is comprised of 13 weeks or 91 days. The fiscal year of Opta Minerals ends on December 31, and its quarterly periods end on March 31, June 30 and September 30.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Areas involving significant estimates and assumptions include: inventory valuation reserves; income tax liabilities and assets, and related valuation allowances; allocation of the purchase price of acquired businesses; fair value of contingent consideration; expected future cash flows used in evaluating intangible assets for impairment; and reporting unit fair values in testing goodwill for impairment. The estimates and assumptions made require judgment on the part of management and are based on the Company's historical experience and various other factors that are believed to be reasonable in the circumstances. Management continually evaluates the information that forms the basis of its estimates and assumptions as the business of the Company and the business environment generally changes.

Business acquisitions

Acquired businesses are accounted for using the acquisition method of accounting, which requires that assets acquired and liabilities assumed be recorded at fair value, with limited exceptions. Any excess of the purchase price over the fair value of the net assets acquired is recorded as goodwill. Acquisition-related transaction costs are accounted for as expenses in the periods in which the costs are incurred. Contingent consideration is measured at fair value and recognized as part of the consideration transferred in exchange for the acquired businesses. Contingent consideration liabilities are remeasured to fair value at each reporting date with the changes in fair value recognized in earnings.

Variable interest entities

The Company consolidates the financial results of VIEs in which it holds a controlling financial interest. The Company performs a qualitative analysis to determine whether it holds a controlling financial interest (i.e., is the primary beneficiary) in the VIE. The analysis identifies the primary beneficiary of a VIE as the entity that has both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE.

Financial instruments

The Company's financial instruments recognized in the consolidated balance sheets and included in working capital consist of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities and customer and other deposits. The fair values of these instruments approximate their carrying values due to their short-term maturities. The fair values of long-term debt and long-term liabilities as at December 31, 2011 are considered not to be materially different from the carrying amounts.

The Company's financial instruments exposed to credit risk include cash equivalents and accounts receivable. The Company places its cash and cash equivalents with institutions of high creditworthiness. The Company's trade accounts receivable are not subject to a high concentration of credit risk. The Company routinely assesses the financial strength of its customers and, as a consequence, believes that its accounts receivable credit risk exposure is limited. The Company maintains an allowance for losses based on the expected collectibility of the accounts.

Fair value measurements

The Company has various financial assets and liabilities that are measured at fair value on a recurring basis, including certain inventories and derivatives, as well as contingent consideration. The Company also applies the provisions of fair value measurement to various non-recurring measurements for financial and non-financial assets and liabilities measured at fair value on a non-recurring basis.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). Fair value measurements are estimated based on inputs categorized as follows:

  Level 1 inputs include quoted prices (unadjusted) for identical assets or liabilities in active markets that are observable.

  Level 2 inputs include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

  Level 3 includes unobservable inputs that reflect the Company's own assumptions about what factors market participants would use in pricing the asset or liability.

When measuring fair value, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

Foreign currency translation

The functional currency of all operations located in the U.S., as well the corporate head office which is located in Canada, is the U.S. dollar. The functional currencies of other operations located in Canada and Europe are the Canadian dollar and euro, respectively.

The assets and liabilities of the Company's operations, as well as monetary assets of the corporate head office, are translated at exchange rates in effect at the dates of the consolidated balance sheets. Non-monetary assets of the corporate head office are translated at their historical rates. Revenues and expenses are translated at average exchange rates prevailing during the period. Unrealized gains or losses related to the remeasurement of the corporate head office from Canadian to U.S. dollars are recognized in earnings. Unrealized gains or losses resulting from translating other operations into U.S. dollars are accumulated and reported as a currency translation adjustment in shareholders' equity and are disclosed as part of accumulated other comprehensive income. Gains and losses from foreign currency transactions are included in earnings.

Cash and cash equivalents

Cash and cash equivalents consist of cash and short-term deposits with an original maturity of 90 days or less. Certain cash and cash equivalents can only be used by subsidiaries and are consolidated for financial reporting purposes due to the Company's ownership (see note 17).

Accounts receivable

Trade receivables are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is an estimate of the amount of probable credit losses in existing accounts receivable. Account balances are charged off against the allowance when the Company believes it is probable the receivable will not be recovered. As at December 31, 2011 and January 1, 2011, no customer's balance represented 10% or more of the Company's consolidated trade receivables balance.

Inventories

Inventories (excluding commodity grains) are valued at the lower of cost and market (net realizable value). Cost is principally determined on a weighted-average cost basis. Shipping and handling costs are included in cost of goods sold on the consolidated statements of operations.

Inventories of commodity grains, which includes amounts acquired under deferred pricing contracts traded on the Chicago Board of Trade (“CBoT”), are valued at net realizable value. Grain inventory quantities at year-end are multiplied by the quoted price on the CBoT to reflect the market value of the inventory. This market value is then adjusted for a basis factor that represents differences in local markets, and broker and dealer quotes to arrive at net realizable value. Changes in CBoT prices or the basis factor are included in cost of goods sold on the consolidated statements of operations and comprehensive earnings (loss). The Company also has other grain inventories consisting of sunflowers and certain specialty and organic soybeans, which are valued at the lower of cost and estimated net realizable value.

SunOpta Foods economically hedges its commodity grain positions to protect gains and minimize losses due to market fluctuations. Futures contracts and purchase and sale contracts are adjusted to market price and resulting gains and losses from these transactions are included in cost of goods sold. The Company has a risk of loss from hedge activity if the grower does not deliver the grain as scheduled. These transactions do not qualify as hedges under U.S. GAAP and, therefore, changes in market value are recorded in the consolidated statements of operations.

Prepaid expenses and other current assets

Prepaid expenses and other current assets include amounts paid in cash and recorded by the Company as a current asset prior to consumption.

Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation. Depreciation is provided using the straight-line basis at rates reflecting the estimated useful lives of the assets.

Buildings	20 - 40 years
Machinery and equipment	10 - 20 years
Enterprise software	5 years
Office furniture and equipment	3 - 7 years
Vehicles	5 years

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of the identifiable net assets acquired. Goodwill is not amortized but is instead tested for impairment at least annually during the fourth quarter, or whenever events or circumstances change between the annual impairment tests that would indicate the carrying amount of goodwill may be impaired. Impairment is tested at the reporting unit level by comparing the reporting unit's carrying amount to its fair value. If the carrying amount exceeds the reporting unit's fair value, there is a potential impairment in goodwill. Any impairment in goodwill is measured by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and comparing the notional goodwill from the fair value allocation to the carrying value of the goodwill.

Intangible assets

The Company's finite-lived intangible assets consist of customer and other relationships, patents and trademarks and other intangible assets. These intangible assets are amortized on a straight-line basis over their estimated useful lives as follows:

Customer and other relationships	2 - 23 years
Patents and trademarks	8 - 20 years
Other	4 - 15 years

Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable through undiscounted future cash flows. If impairment exists based on expected future undiscounted cash flows, a loss is recognized in income. The amount of the impairment loss is the excess of the carrying amount of the impaired asset over the fair value of the asset, typically based on discounted future cash flows.

Other assets

Costs incurred in connection with obtaining financing are deferred and amortized over the term of the financing agreement, using the effective interest rate method.

Derivative instruments

The Company is exposed to fluctuations in interest rates, commodities and foreign currency exchange. The Company utilizes certain derivative financial instruments to enhance its ability to manage these risks, including interest rate swaps, exchange-traded commodity futures, commodity forward purchase and sale contracts and forward foreign exchange contracts. Derivative instruments are entered into for periods consistent with related underlying exposures and do not constitute positions independent of those exposures. The Company does not enter into contracts for speculative purposes.

All derivative instruments are recognized on the consolidated balance sheets at fair value. Changes in the fair value of derivative instruments are recorded in earnings or other comprehensive earnings, based on whether the instrument is designated as part of a hedge transaction. Gains or losses on derivative instruments reported in accumulated other comprehensive income are reclassified to earnings in the period in which earnings are affected by the underlying hedged item. The ineffective portion of all hedges is recognized in earnings in the current period. As at December 31, 2011, the Company utilized the following derivative instruments:

  Interest rate swaps

  Opta Minerals utilizes an interest rate swap to manage its exposure to interest rate risks. The fair value of this contract is included in accounts payable and accrued liabilities. Changes in the fair value of the contract are included in accumulated other comprehensive income to the extent that the cash flow hedge continues to be effective. The amounts included in accumulated other comprehensive income amounts are allocated to earnings in the same period in which the hedged item affects earnings. To the extent that the cash flow hedge is not considered to be effective by completely offsetting the change in fair value of the hedged item, the ineffective portion of the hedging relationship is recorded immediately in earnings and is classified as interest expense on the consolidated statements of operations.

  Exchange-traded commodity futures and forward contracts

  SunOpta Foods enters into exchange-traded commodity futures contracts to economically hedge its exposure to price fluctuations on grain and cocoa transactions to the extent considered practicable for minimizing risk from market price fluctuations.  Futures contracts used for economical hedging purposes are purchased and sold through regulated commodity exchanges in the U.S.  Inventories, however, may not be completely hedged, due in part to the Company's assessment of its exposure from expected price fluctuations. Forward purchase and sale contracts may expose the Company to risk in the event that a counterparty to a transaction is unable to fulfill its contractual obligation or if a grower does not deliver grain as scheduled.  The Company manages its risk by entering into purchase contracts with pre-approved growers and sale contracts are entered into with organizations of acceptable creditworthiness, as internally evaluated.  All futures and forward purchase and sale contracts are marked-to-market. Gains and losses on these transactions are included in cost of goods sold on the consolidated statements of operations. For the years ended December 31, 2011, January 1, 2011 and December 31, 2009, the gains included in cost of goods sold were $661, $7,838 and $621, respectively.

  Forward foreign exchange contracts

The Company enters into forward foreign exchange contracts to minimize exchange rate fluctuations relating to foreign currency denominated sales contracts and accounts receivable.  Forward foreign exchange contracts designated as hedges are marked-to-market with the effective portion of the gain or loss recognized in other comprehensive earnings and subsequently recognized in earnings in the same period the hedged item affects earnings. Gains and losses on forward exchange contracts not specifically designated as hedging instruments are included in foreign exchange (gain) loss on the consolidated statements of operations.

Customer and other deposits

Customer and other deposits include prepayments by customers of the Grains and Foods Group and the International Foods Group for merchandise inventory to be purchased at a future date.

Income taxes

The Company follows the asset and liability method of accounting for income taxes whereby deferred income tax assets are recognized for deductible temporary differences and operating loss carry-forwards, and deferred income tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the amounts of assets and liabilities recorded for income tax and financial reporting purposes.

Deferred income tax assets are recognized only to the extent that management determines that it is more likely than not that the deferred income tax assets will be realized. Deferred income tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. The income tax expense or benefit is the income tax payable or recoverable for the year plus or minus the change in deferred income tax assets and liabilities during the year.

The Company is subject to ongoing tax exposures, examinations and assessments in various jurisdictions. Accordingly, the Company may incur additional income tax expense based upon the outcomes of such matters. In addition, when applicable, the Company adjusts income tax expense to reflect the Company's ongoing assessments of such matters, which requires judgment and can materially increase or decrease its effective rate as well as impact operating results. The evaluation of tax positions taken or expected to be taken in a tax return is a two-step process, whereby (1) the Company determines whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position, and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the related tax authority.

Defined benefit pension plan

The Company has a defined benefit pension plan covering certain employees. The net periodic benefit cost, which is included in selling, general and administrative expenses on the consolidated statements of operations, represents the cost of benefits earned by employees as services are rendered.  The cost reflects management's best estimates of the pension plan's expected investment returns, wage and salary escalation, mortality of members, terminations and the ages at which members will retire.  Changes in these assumptions could impact future pension expense. The excess of the net actuarial gain (loss) over 10% of the greater of the benefit obligation and the fair value of plan assets at the beginning of the year is amortized over the average remaining service lives of the members.

Stock option plan

The Company maintains a stock option plan under which incentive stock options may be granted to employees and non-employee directors. The Company recognizes stock-based compensation at fair value. The grant-date fair value of stock options is estimated using the Black-Scholes option-pricing model. Compensation expense is recognized on a straight-line basis over the stock option vesting period of the entire award based on the estimated number of stock options that are expected to vest. When exercised, stock options are settled through the issuance of shares and are therefore treated as equity awards.

Revenue recognition

The Company recognizes revenue at the time of delivery of the product or service and when all of the following have occurred: a sales agreement is in place, the price is fixed or determinable, and collection is reasonably assured. Details of specific recognition by industry group are as follows:

(a)        SunOpta Foods

Grain revenues are recorded when title and possession of the product is transferred to the customer.  Possession is transferred to the customer at the time of shipment from the Company's facility or at the time of delivery to a specified destination depending on the terms of the sale.  All other SunOpta Foods revenues are recognized when title is transferred upon the shipment of product or at the time the service is provided to the customer. Consideration given to customers such as value incentives, rebates, early payment discounts and other discounts are recorded as reductions to revenues at the time of sale.

(b)        Opta Minerals

Revenues from the sale of silica-free loose abrasives, industrial minerals, specialty sands and related products are recognized upon the shipment to the customer of materials and transfer of title.

Earnings per share

Basic earnings per share is computed by dividing the earnings available for common shareholders by the weighted-average number of common shares outstanding during the year. Diluted earnings per share is computed using the treasury stock method whereby the weighted-average number of common shares used in the basic earnings per share calculation is increased to include the number of additional common shares that would have been outstanding if the potential dilutive common shares had been issued at the beginning of the year.

Comparative balances

The Company has reclassified comparative balances on the consolidated statement of operations for the years ended January 1, 2011 and December 31, 2009 to conform to the current year's presentation. The comparative balances for cost of goods sold have been increased by $3,703 and $4,223 for the years ended January 1, 2011 and December 31, 2009, respectively, reflecting the amount of warehousing and distribution (“W&D”) expenses that were previously disclosed on a separate line item on the consolidated statement of operations. Total W&D costs for the year ended December 31, 2011 was $4,515. The comparative reclassification did not have an impact on earnings, net assets, shareholders' equity or cash and cash equivalents.

Recent accounting pronouncements

The Company will adopt the provisions of the following new accounting standards effective January 1, 2012:

  Guidance that results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards. The amendments change some fair value measurement principles and disclosure requirements under U.S. GAAP. The adoption of this new guidance is not expected to have a material impact on the Company's consolidated financial statements.

  Guidance requiring entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The amendments do not change the components of other comprehensive income or the calculation of earnings per share. As the guidance relates only to the presentation of other comprehensive income, the adoption of this accounting standard will not have a significant impact on the Company's consolidated financial statements.

  Guidance intended to simplify goodwill impairment testing, by allowing an entity the option to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than the carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50%. The adoption of this new guidance is not expected to have a material impact on the Company's consolidated financial statements.